NEUBERGER BERMAN
EQUITY TRUSTS

        SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 30, 1998

I. NEUBERGER BERMAN INTERNATIONAL TRUST: THE FOLLOWING PARAGRAPH IS ADDED TO THE "MANAGEMENT" SIDEBAR ON PAGE 24:

Benjamin E. Segal is an Assistant Vice President of Neuberger Berman Management Inc. and has been an Associate Manager of the fund since January 1999. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

II. NEUBERGER BERMAN GENESIS TRUST: AS OF JUNE 1, 1999, THE FUND IS OPEN TO NEW INVESTORS.

III. NEUBERGER BERMAN SOCIALLY RESPONSIVE TRUST: THE LAST SENTENCE OF THE THIRD PARAGRAPH UNDER THE HEADING "GOAL & STRATEGY" ON PAGE 43 OF THE PROSPECTUS IS REVISED TO READ AS FOLLOWS:

While these judgments are inevitably subjective, the fund has a strict policy of avoiding companies that receive more than 5% of their total revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

IV. NEUBERGER BERMAN GENESIS, MANHATTAN, MILLENNIUM, PARTNERS AND SOCIALLY RESPONSIVE TRUSTS: THE FOLLOWING DISCLOSURE IS ADDED TO THE SIDEBARS ENTITLED "OTHER RISKS" ON PAGES 10, 28, 34, 38 AND 44 OF THE PROSPECTUS:

In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.




This Supplement is dated May 26, 1999, and replaces the Supplement dated February 3, 1999.

NEUBERGER BERMAN
EQUITY TRUSTS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 1998

I. THE FINAL PARAGRAPH IN THE SECTION "INVESTMENT INFORMATION - INVESTMENT POLICIES AND LIMITATIONS" IS REVISED TO READ AS FOLLOWS:

        Although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

II.     THE  FOLLOWING  ADDITIONAL  CHANGES APPLY TO THE STATEMENT OF ADDITIONAL
INFORMATION:

        Effective April 28, 1999, each Portfolio may purchase and sell stock index futures contracts, and purchase and sell put and call options thereon, for purposes of managing cash flow. The managers may use such futures and options to increase each Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. Therefore, the disclosure regarding such futures and options in the sections "Futures Contracts and Options Thereon," "Put and Call Options on Securities Indices," "General Information about Securities Options" and "Regulatory Limitations on Using Financial Instruments" under the heading "Futures, Options on Futures, Options on Securities and Indices, Forward Contracts, and Options on Foreign Currencies (collectively, `Financial Instruments')" applies to all of the Portfolios.

        As in the past, Neuberger Berman INTERNATIONAL, MILLENNIUM and SOCIALLY RESPONSIVE Portfolios also have broader authority with respect to the use of derivatives, although MILLENNIUM and SOCIALLY RESPONSIVE Portfolios have no current intention of using such authority.

In addition, each Portfolio now may invest, at times, in instruments structured as investment companies to gain exposure to the performance of a recognized securities, index, such as the S&P 500 Index, or another appropriate index. Therefore, the disclosure regarding such investments in the section "Other Investment Companies" applies to all the Portfolios.

III.    The  following  discussion  is  added  to the  Statement  of  Additional
Information:

AS THE FOLLOWING CHART SHOWS, MARKETS HAVE TENDED TO MOVE IN CYCLES AND EXTREMES, WHETHER IT'S BETWEEN ASSET CLASSES, CAPITALIZATION RANGES OR EQUITY STYLES. RECENT EVIDENCE SUGGESTS THAT VALUE STOCKS, PARTICULARLY IN THE MID- AND SMALL-CAP SECTORS, ARE ATTRACTIVELY PRICED. WHILE IT'S IMPOSSIBLE TO PREDICT WHEN MARKET CYCLES WILL CHANGE, IN NEUBERGER BERMAN'S OPINION, THESE SECURITIES NOW PRESENT GOOD BUYING OPPORTUNITIES.


HISTORICAL PERFORMANCE CYCLES CHART A:

Russell Mid-Cap Value Index vs. S&P 500 Index 1986-1998

x-axis: Year

y-axis: Performance Spread

                  Russell Midcap   S&P 500   Difference
                  --------------   -------   ----------
                           Value
                           -----
1986                       17.87     18.21        -0.34
1987                       -2.19      5.17        -7.36
1988                       24.61     16.50         8.11
1989                       22.70     31.43        -8.73
1990                      -16.08     -3.19       -12.89
1991                       37.92     30.55         7.37
1992                       21.68      7.68        14.00
1993                       15.62     10.00         5.62
1994                       -2.12      1.33        -3.45
1995                       34.93     37.50        -2.57
1996                       20.26     23.25        -2.99
1997                       34.41     33.38         1.03
1998                        5.08     28.76       -23.68


                                  Cumulative Returns
                                   S&P 500      RussMCV
                                   -------      -------
            3 years ending 1988      45.64        43.66
            2 years ending 1990      27.60         2.97
            3 years ending 1993      54.56        94.03
            5 years ending 1998     193.92       124.32

Source: Frank Russell, Investment Technologies, Callan Assoc., Neuberger Berman, LLC Dec. 31, 1985 is the inception date of the Russell Mid-Cap Value Index.

Footnotes:

*The Russell Midcap(TRADEMARK) Value Index measures the performance of those Russell Midcap(TM) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The S&P 500 Index is an unmanaged index generally considered representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

Performance data quoted represents past performance, which is no guarantee of future results.

HISTORICAL PERFORMANCE CYCLES CHART B:

Russell 2000 Index vs. S&P 500 Index 1979-1998

x-axis: Year

y-axis: Performance Spread

DC-308688.02
                  Russell 2000  S&P 500  Difference
                  ------------  -------  ----------
1979                     43.09    18.44      24.65
1980                     38.58    32.42       6.16
1981                      2.03    -4.91       6.94
1982                     24.95    21.58       3.36
1983                     29.13    22.43       6.71
1984                     -7.30     6.10     -13.41
1985                     31.05    31.57      -0.52
1986                      5.68    18.21     -12.53
1987                     -8.77     5.17     -13.94
1988                     24.89    16.50       8.39
1989                     16.24    31.43     -15.19
1990                    -19.51    -3.19     -16.31
1991                     46.05    30.55      15.50
1992                     18.41     7.68      10.73
1993                     18.91    10.00       8.91
1994                     -1.82     1.33      -3.15
1995                     28.44    37.50      -9.06
1996                     16.49    23.25      -6.75
1997                     22.36    33.38     -11.01
1998                     -2.55    28.76     -31.30



                                Cumulative
                                Returns
                                S&P 500     R2000
                                -------     -----
            5 years ending       122.58     226.44
            1983
            7 years ending       160.15      36.88
            1990
            3 years ending        54.56     105.63
            1993
            5 years ending       193.92      75.23
            1998

Source: Frank Russell, Investment Technologies, Callan Assoc., Neuberger Berman, LLC Dec. 31, 1978 is the inception date of the Russell 2000 Index.

Footnotes:

*The Russell 2000(R) Index is an unmanaged index consisting of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 total market capitalization. The smallest company's market capitalization is roughly $222 million. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500 Index is an unmanaged index generally considered representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

Performance data quoted represents past performance, which is no guarantee of future results.








This Supplement is dated May 26, 1999.